Stockholders’ Equity (Details Narrative)							1 Months Ended	3 Months Ended		12 Months Ended
	May 02, 2024 USD ($)	Apr. 30, 2024 $ / shares shares	Dec. 21, 2023 USD ($) $ / shares shares	Aug. 15, 2022 USD ($) shares	Aug. 12, 2022 USD ($) shares	Aug. 12, 2021 USD ($)	Jul. 31, 2017 USD ($) $ / shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($) Segment $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Apr. 25, 2025 shares	Apr. 24, 2025 shares	Feb. 24, 2025 shares	Nov. 13, 2024 $ / shares shares	Apr. 29, 2024 $ / shares shares	Mar. 14, 2024	Dec. 26, 2023 USD ($)	Oct. 30, 2023
Subsidiary, Sale of Stock [Line Items]
Proceeds from Issuance or Sale of Equity | $	$ 8,000,000.0							$ 3,894,000		$ 6,209,000	$ 1,049,000
Cash placement fee, percentage																7.00%
[custom:ManagementFeePercentageToAggregateGrossProceeds-0]																1.00%
Common Stock, Shares Authorized								250,000,000		100,000,000	100,000,000	600,000,000	250,000,000
Stock Issued During Period, Value, New Issues | $
Preferred stock, dividend rate											6.00%
Common stock par value | $ / shares								$ 0.001		$ 0.001	$ 0.001
Series B Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues										165
Outstanding common stock at election of purchaser										9.99%
Number of share sold								237,745		237,745
Number of shares converted										119,000
Conversion of shares								0		0
Preferred stock shares outstanding										0	119,000
Series A Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Outstanding common stock at election of purchaser							4.99%	300.00%		300.00%
Number of share sold								8,872
Conversion of shares								2		2
Stock value | $							$ 1,000
Conversion price of convertible preferred stock | $ / shares							$ 144,000
Conversion percentage							9.99%
Preferred stock shares issued								264		264
Preferred stock shares outstanding								264		264	264
Conversion amount | $								$ 500,000		$ 500,000
Convertible Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Share issue price per share | $ / shares								$ 10.00		$ 10.00
Conversion of shares										0.0000001
Preferred stock shares issued								135,273		135,273
Conversion amount | $								$ 213,192,000
Preferred stock, dividend rate								6.00%		6.00%	6.00%
Liquidation preference | $ / shares								$ 10.00		$ 10.00
Preferred Stock, Amount of Preferred Dividends in Arrears | $										$ 300,000
Preferred Stock, Per Share Amounts of Preferred Dividends in Arrears | $ / shares										$ 2.55
[custom:ConvertiblePreferredStockConversionPricePerShare] | $ / shares										$ 142,128,000
Common Stock, Capital Shares Reserved for Future Issuance										6
[custom:CommonStockClosingPriceThreshold-0] | $										$ 213,192,000
[custom:PreferredStockConversionObligationCommonStockClosingSalesPriceAsPercentageOfConversionPrice]										150.00%
[custom:PreferredStockConversionObligationCommonStockClosingSalesPriceNumberOfTradingDays]										20 days
[custom:PreferredStockConversionObligationNumberOfTradingDays]										30 days
[custom:PreferredStockConversionObligationThirtyDayTradingPeriodEndingWithinNumberOfTradingDaysPriorToNoticeOfAutomaticConversion]										5 days
[custom:DirectorElectionTriggerNumberOfQuarterlyPeriodsWithNoDividends] | Segment										6
Redemption price per share | $ / shares								$ 10.00		$ 10.00
Debt instrument, term								25 years		25 years
Preferred Stock, Dividends Per Share, Declared | $ / shares											$ 0.15
Conversion price percentage								150.00%
Series E Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Outstanding common stock at election of purchaser								4.99%
Number of share sold								1,000,000
Conversion of shares								458,333
Preferred stock shares issued								1,000,000
Preferred stock shares outstanding								1,000,000		0
Common stock par value | $ / shares								$ 0.001
Gross proceeds | $								$ 1,000,000.0
Conversion of shares								0.45833
Share price | $ / shares								$ 1.00
Series C Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Outstanding common stock at election of purchaser								5.00%
Share issue price per share | $ / shares								$ 0.011
Number of share sold								1,000,000
Preferred stock shares outstanding										0
Series D Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Outstanding common stock at election of purchaser								49.99%
Number of share sold								2,100,000
Conversion of shares								162,588						1,745,262
Preferred stock shares issued								354,738
Preferred stock shares outstanding								354,738		0
Gross proceeds | $								$ 3,100,000
Conversion of shares								0.45833
Share price | $ / shares								$ 1.00
Series C Convertible Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of share sold								1,000,000
Series D Convertible Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of share sold								2,100,000
Roth Capital Partners Llc [Member]
Subsidiary, Sale of Stock [Line Items]
[custom:CompensationPercentageToAggregateGrossProceeds-0]																	7.00%
Ladenburg Thalmann Co .Inc [Member]
Subsidiary, Sale of Stock [Line Items]
[custom:CompensationPercentageToAggregateGrossProceeds-0]																			8.00%
Cantor Fitzgerald Co [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Value, New Issues | $						$ 50.0
Number of share sold				911
[custom:ProceedsFromIssuanceOfCommonStockGross] | $				$ 7,600,000
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues								758
Stock Issued During Period, Value, New Issues | $
Conversion of shares									165	165	165
Series A Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant term		5 years 6 months
Placement Agent Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase shares																1,242
Warrant term																5 years 6 months
Warrant exercise price | $ / shares																$ 124.512
Warrants exercise price | $								$ 609,179		$ 609,179
November 2024 Warrant Exercise And Reload Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase shares															20,704
November 2024 Warrant Exercise And Reload Agreement [Member] | Series B Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
[custom:ClassOfWarrantOrRightReducedExercisePriceOfWarrantsOrRights-0] | $ / shares															$ 99.60
November 2024 Warrant Exercise And Reload Agreement [Member] | Series C Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant term								5 years 6 months		5 years 6 months					5 years 6 months
November 2024 Warrant Exercise And Reload Agreement [Member] | Series C Warrants [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase shares															41,408
November 2024 Warrant Exercise And Reload Agreement [Member] | Series D Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant term															18 months
November 2024 Warrant Exercise And Reload Agreement [Member] | Series D Warrants [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase shares															41,408
April 2024 Securities Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		604
April 2024 Securities Purchase Agreement [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase shares		386.40
April 2024 Securities Purchase Agreement [Member] | Series B Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase shares		20,704
Warrant term		18 months
April 2024 Securities Purchase Agreement [Member] | PreFunded Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase shares		20,100
Warrant exercise price | $ / shares		$ 0.024
April 2024 Securities Purchase Agreement [Member] | Series A Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase shares		20,704
April 2024 Securities Purchase Agreement [Member] | PreFunded Warrants And Common Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase shares		386.376
April 2024 Securities Purchase Agreement [Member] | Common Stock Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price | $ / shares		$ 326.40
Percentage of outstanding common stock		4.99%
Outstanding common stock at election of purchaser		9.99%
December 2023 Securities Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Cash placement fee, percentage			8.00%
Share issue price per share | $ / shares			$ 795.60
December 2023 Securities Purchase Agreement [Member] | Chief Executive Officer [Member]
Subsidiary, Sale of Stock [Line Items]
Common Stock, Shares Authorized			25
December 2023 Securities Purchase Agreement [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Common Stock, Shares Authorized			702
December 2023 Securities Purchase Agreement [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Share issue price per share | $ / shares			$ 795.60
Common stock par value | $ / shares			$ 0.001
December 2023 Securities Purchase Agreement [Member] | Common Stock [Member] | Chief Financial Officer And Chief Operating Officer [Member]
Subsidiary, Sale of Stock [Line Items]
Common Stock, Shares Authorized			8
December 2023 Securities Purchase Agreement [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Professional fees | $			$ 85,000
December 2023 Securities Purchase Agreement [Member] | PreFunded Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase shares			915
Warrant exercise price | $ / shares			$ 0.24
Share issue price per share | $ / shares			$ 795.36
December 2023 Securities Purchase Agreement [Member] | Common Stock Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase shares			1,617
Warrant term			7 years
Warrant exercise price | $ / shares			$ 765.60
[custom:AggregateProceedsFromSaleOfStock-0] | $																		$ 1,000,000.0
December 2023 Securities Purchase Agreement [Member] | Common Stock Warrants [Member] | Chief Executive Officer [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase shares			25
December 2023 Securities Purchase Agreement [Member] | Common Stock Warrants [Member] | Chief Financial Officer And Chief Operating Officer [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase shares			8
December 2023 Securities Purchase Agreement [Member] | Placement Agent Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase shares			99
Warrant term			5 years
Warrant exercise price | $ / shares			$ 994.50
Percentage of outstanding common stock			6.00%
Insider Private Placement [Member] | Placement Agent Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exercise price | $								$ 47,000		$ 47,000
August 2021 Controlled Equity Offering Sales Agreement [Member] | Cantor Fitzgerald Co [Member]
Subsidiary, Sale of Stock [Line Items]
[custom:AggregateProceedsFromSaleOfStock-0] | $					$ 2,721,187
Number of share sold					552
[custom:ReclassificationOfCommonStockShares]					866
[custom:ReclassificationOfCommonStockSharesNoProceedsReceived]					314
[custom:ReclassificationOfCommonStockValue] | $					$ 4,494,496
November Two Thousand Twenty Four Warrant Exercise And Reload Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase shares								77,526		82,816
Warrants exercisable								82,816		82,816
Warrants exercised								5,289			0
November Two Thousand Twenty Four Warrant Exercise And Reload Agreement [Member] | Series C Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase shares								41,408		41,408
Warrant exercise price | $ / shares								$ 99.60		$ 99.60
November Two Thousand Twenty Four Warrant Exercise And Reload Agreement [Member] | Series D Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase shares								41,408		41,408
Warrant term								18 months		18 months
Warrant exercise price | $ / shares								$ 99.60		$ 99.60
April 2024 Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase shares								31,934		31,934
Warrants exercisable								62,750		62,750
April 2024 Warrants [Member] | Series B Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase shares								20,704		20,704
Warrant term								18 months		18 months
Warrant exercise price | $ / shares								$ 326.40		$ 326.40
April 2024 Warrants [Member] | PreFunded Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase shares								20,100		20,100
Warrant exercise price | $ / shares								$ 0.24		$ 0.24
Warrants exercised										20,100
April 2024 Warrants [Member] | Series A Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase shares								20,704		20,704
Warrant exercise price | $ / shares								$ 326.40		$ 326.40
April 2024 Warrants [Member] | Placement Agent Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price | $ / shares								$ 124.512		$ 124.512
Warrants exercisable								1,242		1,242
April 2024 Warrants [Member] | Series B Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exercised								9,988		10,716
April 2024 Warrants [Member] | Series A Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant term								5 years 6 months		5 years 6 months
April 2024 Warrants [Member] | Placement Agent Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant term								5 years 6 months		5 years 6 months
December 2023 Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase shares								1,750		1,750
Warrant term								7 years		7 years
Warrant exercise price | $ / shares								$ 765.60		$ 765.60
Warrants exercisable								1,651		1,651
Warrants exercised								0	0		0
December 2023 Private Placement [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exercisable								99		99
December 2023 Private Placement [Member] | Placement Agent Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exercisable								33		33
December 2023 Placement Agency Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant term								5 years		5 years
Warrant exercise price | $ / shares								$ 994.50		$ 994.50
December 2020 Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase shares								186		186
Warrant term								5 years		5 years
Warrant exercise price | $ / shares								$ 14,868		$ 14,868.00
Warrants exercised								0	0		0
December 2020 Warrant [Member] | Series B Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exercised										65
April 2020 Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price | $ / shares								$ 18,000.00		$ 18,000.00
Warrants exercised								0	0	111	0
Warrant outstanding								497		497
Debt description								A holder (together with its affiliates) may not exercise any portion of the common warrant to the extent that the holder would own more than 4.99% of the outstanding common stock immediately after exercise, except that upon at least 61 days prior notice from the holder to the Company, the holder may increase the amount of ownership of outstanding stock after exercising the holder’s common warrants up to 9.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to the exercise, as such percentage ownership is determined in accordance with the terms of the common warrants.		A holder (together with its affiliates) may not exercise any portion of the common warrant to the extent that the holder would own more than 4.99% of the outstanding common stock immediately after exercise, except that upon at least 61 days prior notice from the holder to the Company, the holder may increase the amount of ownership of outstanding stock after exercising the holder’s common warrants up to 9.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to the exercise, as such percentage ownership is determined in accordance with the terms of the common warrants.